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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09911
                                   ---------------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive         Ellicott City, Maryland              21042
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                    ----------------------------

Date of fiscal year end:        June 30, 2008
                           -------------------------

Date of reporting period:       March 31, 2008
                           -------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 90.59%                                  VALUE
--------------------------------------------------------------------------------
               APPAREL -- 2.14%
   1,000,000   NIKE, Inc. - Class B                              $   68,000,000
                                                                 --------------

               BEVERAGES -- 5.40%
   1,500,000   Coca-Cola Co. (The)                                   91,305,000
     250,000   Pepsi Bottling Group, Inc. (The)                       8,477,500
   1,000,000   Pepsico, Inc.                                         72,200,000
                                                                 --------------
                                                                    171,982,500
                                                                 --------------
               BIOTECHNOLOGY -- 1.31%
   1,000,000   Amgen, Inc. (a)                                       41,780,000
                                                                 --------------

               CHEMICALS -- 1.77%
      38,400   BASF SE - ADR                                          5,210,945
     350,000   Dow Chemical Co. (The)                                12,897,500
     400,000   Sherwin-Williams Co. (The)                            20,416,000
     300,000   Sigma-Aldrich Corp.                                   17,895,000
                                                                 --------------
                                                                     56,419,445
                                                                 --------------
               COMMERCIAL SERVICES -- 0.41%
     300,000   Apollo Group, Inc. - Class A (a)                      12,960,000
                                                                 --------------

               COMPUTERS -- 6.94%
   1,000,000   Dell, Inc. (a)                                        19,920,000
   1,000,000   EMC Corp. (a)                                         14,340,000
     300,000   International Business Machines Corp.                 34,542,000
     900,000   Research in Motion Ltd. (a)                          101,007,000
     500,000   Seagate Technology                                    10,470,000
   1,500,000   Western Digital Corp. (a)                             40,560,000
                                                                 --------------
                                                                    220,839,000
                                                                 --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.91%
     175,000   Goldman Sachs Group, Inc. (The)                       28,943,250
                                                                 --------------

               ELECTRICAL COMPONENTS & EQUIPMENT -- 1.63%
     500,000   Advanced Energy Industries, Inc. (a)                   6,630,000
     500,000   Energizer Holdings, Inc. (a)                          45,240,000
                                                                 --------------
                                                                     51,870,000
                                                                 --------------
               ELECTRONICS -- 2.30%
     750,000   Garmin Ltd.                                           40,507,500
     500,000   Jabil Circuit, Inc.                                    4,730,000
     500,000   Waters Corp. (a)                                      27,850,000
                                                                 --------------
                                                                     73,087,500
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   COMMON STOCKS -- 90.59% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               FOOD -- 0.65%
     150,000   Campbell Soup Co.                                 $    5,092,500
     250,000   Wm. Wrigley Jr. Co.                                   15,710,000
                                                                 --------------
                                                                     20,802,500
                                                                 --------------
               HEALTH CARE - PRODUCTS -- 2.57%
     150,000   Gen-Probe, Inc. (a)                                    7,230,000
     850,000   Johnson & Johnson                                     55,139,500
     400,000   Medtronic, Inc.                                       19,348,000
                                                                 --------------
                                                                     81,717,500
                                                                 --------------
               HEALTH CARE - SERVICES -- 1.44%
     400,000   Apria Healthcare Group, Inc. (a)                       7,900,000
     250,000   Health Net, Inc. (a)                                   7,700,000
     400,000   Quest Diagnostics, Inc.                               18,108,000
     313,000   WellCare Health Plans, Inc. (a)                       12,191,350
                                                                 --------------
                                                                     45,899,350
                                                                 --------------
               HOME FURNISHINGS -- 0.23%
     673,000   Tempur-Pedic International, Inc.                       7,403,000
                                                                 --------------

               INSURANCE -- 0.55%
     400,000   SAFECO Corp.                                          17,552,000
                                                                 --------------

               INTERNET -- 2.96%
     800,000   Amazon.com, Inc. (a)                                  57,040,000
   1,000,000   Check Point Software Technologies Ltd. (a)            22,400,000
     500,000   eBay, Inc. (a)                                        14,920,000
                                                                 --------------
                                                                     94,360,000
                                                                 --------------
               MEDIA -- 0.77%
     750,000   DISH Network Corp. - Class A (a)                      21,547,500
     100,000   Gannett Co., Inc.                                      2,905,000
      50,000   Idearc, Inc.                                             182,000
                                                                 --------------
                                                                     24,634,500
                                                                 --------------
               MINING -- 1.21%
     400,000   Freeport-McMoRan Copper & Gold, Inc.                  38,488,000
                                                                 --------------

               MISCELLANEOUS MANUFACTURING -- 2.98%
     850,000   3M Co.                                                67,277,500
     200,000   Ceradyne, Inc. (a)                                     6,392,000
      49,400   FUJIFILM Holdings Corp. - ADR                          1,755,676
     400,000   Illinois Tool Works, Inc.                             19,292,000
                                                                 --------------
                                                                     94,717,176
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   COMMON STOCKS -- 90.59% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               OIL & GAS -- 10.15%
     150,000   BP plc - ADR                                      $    9,097,500
     800,000   Chevron Corp.                                         68,288,000
     750,000   ConocoPhillips                                        57,157,500
     150,000   ENSCO International, Inc.                              9,393,000
   1,000,000   Exxon Mobil Corp.                                     84,580,000
     700,000   Marathon Oil Corp.                                    31,920,000
     250,000   Royal Dutch Shell plc - ADR                           17,245,000
     530,000   Tesoro Corp.                                          15,900,000
     600,000   Valero Energy Corp.                                   29,466,000
                                                                 --------------
                                                                    323,047,000
                                                                 --------------
               PHARMACEUTICALS -- 7.71%
     700,000   Biovail Corp.                                          7,455,000
     500,000   Eli Lilly & Co.                                       25,795,000
     150,000   Forest Laboratories, Inc. (a)                          6,001,500
     750,000   GlaxoSmithKline plc - ADR                             31,822,500
     400,000   King Pharmaceuticals, Inc. (a)                         3,480,000
   1,250,000   Medco Health Solutions, Inc. (a)                      54,737,500
   1,000,000   Merck & Co., Inc.                                     37,950,000
     288,000   NBTY, Inc. (a)                                         8,625,600
     452,000   Sanofi-Aventis - ADR                                  16,968,080
     183,000   Shire plc - ADR                                       10,606,680
   1,185,000   ViroPharma, Inc. (a)                                  10,593,900
     750,000   Wyeth                                                 31,320,000
                                                                 --------------
                                                                    245,355,760
                                                                 --------------
               RETAIL -- 15.76%
     100,000   Abercrombie & Fitch Co. - Class A                      7,314,000
   2,500,000   Aeropostale, Inc. (a)                                 67,775,000
     250,000   BJ's Wholesale Club, Inc. (a)                          8,922,500
     216,000   Brinker International, Inc.                            4,006,800
     250,000   Chipotle Mexican Grill, Inc. - Class A (a)            28,357,500
     750,000   Coach, Inc. (a)                                       22,612,500
     200,000   Darden Restaurants, Inc.                               6,510,000
     800,000   Dollar Tree Stores, Inc. (a)                          22,072,000
     150,000   Genesco, Inc. (a)                                      3,466,500
   2,250,000   Home Depot, Inc. (The)                                62,932,500
   1,000,000   Kohl's Corp. (a)                                      42,890,000
     400,000   Liz Claiborne, Inc.                                    7,260,000
     600,000   Lowe's Cos., Inc.                                     13,764,000
     800,000   McDonald's Corp.                                      44,616,000
     688,000   Men's Wearhouse, Inc. (The)                           16,009,760
     500,000   Pacific Sunwear of California, Inc. (a)                6,305,000
     750,000   PetSmart, Inc.                                        15,330,000
   1,750,000   Starbucks Corp. (a)                                   30,625,000
     650,000   Talbots, Inc. (The)                                    7,007,000
     400,000   Target Corp.                                          20,272,000
     700,000   Under Armour, Inc. - Class A (a)                      25,620,000
     600,000   Walgreen Co.                                          22,854,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   COMMON STOCKS -- 90.59% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               RETAIL -- 15.76% (CONTINUED)
     150,000   Wal-Mart Stores, Inc.                             $    7,902,000
     300,000   Williams-Sonoma, Inc.                                  7,272,000
                                                                 --------------
                                                                    501,696,060
                                                                 --------------
               SEMICONDUCTORS -- 7.82%
   1,700,000   Applied Materials, Inc.                               33,167,000
     850,000   Broadcom Corp. - Class A (a)                          16,379,500
     547,400   Cabot Microelectronics Corp. (a)                      17,598,910
   2,000,000   Intel Corp.                                           42,360,000
     600,000   KLA-Tencor Corp.                                      22,260,000
     500,000   Linear Technology Corp.                               15,345,000
     495,000   Nano-Proprietary, Inc. (a)                               539,550
   2,500,000   NVIDIA Corp. (a)                                      49,475,000
   1,690,000   OmniVision Technologies, Inc. (a)                     28,425,800
   2,500,000   ON Semiconductor Corp. (a)                            14,200,000
     750,000   Taiwan Semiconductor Manufacturing Co. Ltd. - ADR      7,702,500
      50,000   Varian Semiconductor Equipment Associates, Inc. (a)    1,407,500
                                                                 --------------
                                                                    248,860,760
                                                                 --------------
               SOFTWARE -- 4.57%
     250,000   Adobe Systems, Inc. (a)                                8,897,500
   1,200,000   Citrix Systems, Inc. (a)                              35,196,000
   1,850,000   Microsoft Corp.                                       52,503,000
   2,500,000   Oracle Corp. (a)                                      48,900,000
                                                                 --------------
                                                                    145,496,500
                                                                 --------------
               TELECOMMUNICATIONS -- 7.20%
   2,000,000   ADC Telecommunications, Inc. (a)                      24,160,000
     105,800   Anixter International, Inc. (a)                        6,775,432
     100,000   BT Group plc - ADR                                     4,310,000
   2,500,000   Cisco Systems, Inc. (a)                               60,225,000
     180,000   EchoStar Corp. - Class A (a)                           5,317,200
     670,000   NETGEAR, Inc. (a)                                     13,366,500
   2,000,000   Nokia Oyj - ADR                                       63,660,000
   1,600,000   Plantronics, Inc.                                     30,896,000
     500,000   QUALCOMM, Inc.                                        20,500,000
                                                                 --------------
                                                                    229,210,132
                                                                 --------------
               TRANSPORTATION -- 1.21%
     300,000   Tidewater, Inc.                                       16,533,000
     300,000   United Parcel Service, Inc. - Class B                 21,906,000
                                                                 --------------
                                                                     38,439,000
                                                                 --------------

               TOTAL COMMON STOCKS (Cost $3,261,945,515)         $2,883,560,933
                                                                 --------------

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
       UNITS   UNIT TRUSTS -- 0.00%                                   VALUE
--------------------------------------------------------------------------------
       2,700   Penn West Energy Trust (Cost $112,307)            $       75,546
                                                                 --------------

================================================================================
   CONTRACTS   PUT OPTION CONTRACTS -- 4.51%                          VALUE
--------------------------------------------------------------------------------
       8,000   Russell 2000 Index Option, 06/21/2008 at $680     $   28,520,000
      10,000   S&P 500 Index Option, 04/19/2008 at $1,350            43,670,000
       4,000   S&P 500 Index Option, 06/21/2008 at $1,350            29,888,000
       4,000   S&P 500 Index Option, 06/21/2008 at $1,400            41,472,000
                                                                 --------------

               TOTAL PUT OPTION CONTRACTS (Cost $140,799,000)    $  143,550,000
                                                                 --------------

               TOTAL INVESTMENTS AT VALUE -- 95.10%
                 (Cost $3,402,856,822)                           $3,027,186,479
                                                                 --------------

================================================================================
      SHARES   MONEY MARKET FUNDS -- 7.56%                            VALUE
--------------------------------------------------------------------------------

 240,713,604   First American Treasury Obligations Fund -
                 Class A (Cost $240,713,604)                     $  240,713,604
                                                                 --------------

               TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT       $3,267,900,083
                 VALUE -- 102.66% (Cost $3,643,570,426)

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.66%)     (84,655,723)
                                                                 --------------

               NET ASSETS -- 100.00%                             $3,183,244,360
                                                                 ==============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
MARCH 31, 2008 (UNAUDITED)
==========================================================================================
                                                                  VALUE OF      PREMIUMS
   CONTRACTS   WRITTEN CALL OPTIONS                               OPTIONS       RECEIVED
------------------------------------------------------------------------------------------
       8,000   Russell 2000 Index Option, 06/21/2008 at $680   $ 34,600,000   $ 35,988,000
      10,000   S&P 500 Index Option, 04/19/2008 at $1,200       123,920,000    129,280,000
       4,000   S&P 500 Index Option, 06/21/2008 at $1,350        17,832,000     23,994,000
       4,000   S&P 500 Index Option, 06/21/2008 at $1,400         9,492,000     14,794,000
                                                               ------------   ------------
                                                               $185,844,000   $204,056,000
                                                               ============   ============

See accompanying notes to schedules of investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
      SHARES   COMMON STOCKS -- 14.62%                                VALUE
--------------------------------------------------------------------------------
               METALS & MINING -- 14.62%
     100,000   Agnico-Eagle Mines Ltd.                           $    6,771,000
      75,000   AngloGold Ashanti Ltd. - ADR                           2,547,000
     215,000   Barrick Gold Corp.                                     9,341,750
      75,000   Compania de Minas Buenaventura S.A. - ADR              5,137,500
     125,000   Goldcorp, Inc.                                         4,843,750
      50,000   Harmony Gold Mining Co. Ltd. - ADR (a)                   592,000
     200,000   Newmont Mining Corp.                                   9,060,000
      75,000   Randgold Resources Ltd. - ADR                          3,475,500
      50,000   Stillwater Mining Co. (a)                                773,500
                                                                 --------------
               TOTAL COMMON STOCKS (Cost $39,164,348)            $   42,542,000
                                                                 --------------

================================================================================
      SHARES   EXCHANGE TRADED FUNDS -- 1.36%                         VALUE
--------------------------------------------------------------------------------
      25,000   Euro Currency Trust (Cost $3,916,895)             $    3,957,250
                                                                 --------------

================================================================================
   PAR VALUE   U.S. TREASURY OBLIGATIONS -- 73.16%                    VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY BILLS -- 65.23%
$100,000,000   Discount note, 1.69%, due 04/03/2008              $   99,996,100
  25,000,000   Discount note, 3.54%, due 05/15/2008                  24,961,800
  65,000,000   Discount note, 1.81%, due 06/26/2008                  64,803,570
                                                                 --------------
                                                                    189,761,470
                                                                 --------------
               U.S. TREASURY INFLATION-PROTECTION NOTES -- 7.93%
  21,266,600   2.00%, due 01/15/2016                                 23,065,967
                                                                 --------------

               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $211,152,211)                             $  212,827,437
                                                                 --------------

================================================================================
   PAR VALUE   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.77%            VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK -- 1.77%
$  5,000,000   5.75%, due 02/23/2017 (Cost $4,977,497)           $    5,145,245
                                                                 --------------

               TOTAL INVESTMENTS AT VALUE -- 90.91%
                 (Cost $259,210,951)                             $  264,471,932
                                                                 --------------

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
      SHARES   MONEY MARKET FUNDS -- 25.56%                           VALUE
--------------------------------------------------------------------------------

  74,353,202   First American Treasury Obligations
                 Fund - Class A (Cost $74,353,202)               $   74,353,202
                                                                 --------------

               TOTAL INVESTMENTS AND MONEY MARKET FUNDS
                 AT VALUE -- 116.47% (Cost $333,564,153)         $  338,825,134

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.47%)    (47,907,915)
                                                                 --------------

               NET ASSETS -- 100.00%                             $  290,917,219
                                                                 ==============

(a)   Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES AND OPTIONS VALUATION

The portfolio securities of Hussman Strategic Growth Fund and Hussman Total Return Fund (the "Funds") are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices. Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by the Adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. As of March 31, 2008, all options held by Hussman Strategic Growth Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

                                                               Hussman Strategic
                                            Hussman Strategic        Total
                                               Growth Fund        Return Fund
                                             ---------------    ---------------
Cost of portfolio investments
  and written options                        $ 3,441,400,732    $   333,564,153
                                             ===============    ===============

Gross unrealized appreciation                $   151,981,519    $     7,608,037

Gross unrealized depreciation                   (511,326,168)        (2,347,056)
                                             ---------------    ---------------

Net unrealized appreciation (depreciation)   $  (359,344,649)   $     5,260,981
                                             ===============    ===============

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ John P. Hussman
                                    --------------------------------------------
                                    John P. Hussman, President

Date          May 29, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ John P. Hussman
                                    --------------------------------------------
                                    John P. Hussman, President

Date          May 29, 2008
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                                    --------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 29, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.